Equity (Share-based Payments to Employees, Non-marketable Options, Range of Exercise Prices) (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of exercise price in Israeli Shekel	10.77-30.06	12.77-18.06	13.15-18.32
Range of exercise price in US Dollar	3.06-8.54	4.11-5.81	4.09-5.70